Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	December 31, 2023	December 31, 2022
	US$	US$
Land use rights	4,222,682	752,887
Patents	28,170	28,997
Software	12,371	9,424
Trademarks	118,309	121,789
Total	4,381,532	913,097
Less: accumulated amortization	465,615	415,497
Intangible assets, net	3,915,917	497,600

Schedule of Company’s Amortization Expenses	The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:
2024	$85,526
2025	85,526
2026	84,722
2027	84,454
2028	84,454
Thereafter	3,491,235
$3,915,917